Note 7 - Payable for Indemnification (Payable for Indemnification [Member])	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Payable for Indemnification [Member]
Note 7 - Payable for Indemnification [Line Items]
Short-term Debt [Text Block]

Note 7 – Payable for Indemnification

On February 5, 2009, the Company entered into an Indemnification Settlement Agreement with Gifford M. Mabie, founder and former Chief Executive Officer of the Company. Pursuant to the agreement, the Company agreed to indemnify Mr. Mabie for the payment of penalties, prejudgment interest and post-judgment interest to the SEC that is part of the Final Judgment, dated March 11, 2005, in SEC v. Maxxon, Inc., Gifford M. Mabie, Jr., Thomas R. Coughlin, Jr. 02-CV-975-H(J) which resulted from actions taken in good faith by Messrs. Mabie and Coughlin in the performance of duties as an officer and directors of the Company.  The payment amount stated in the Final Judgment was $1,088,067.

The agreement specifies that the Company is to periodically issue shares of its common stock to a special account for Mr. Mabie so that shares can be sold each day the market is open until the liability is satisfied.  The special account was initially funded by common stock owned by Mr. Mabie. The total number of shares sold from the special account is limited to 5% of the total trading volume each day. A percentage equal to Mr. Mabie’s federal and state tax liabilities up to a maximum of 40% will be retained by the brokerage firm administering the special account and remitted to the Internal Revenue Service and to the Oklahoma Tax Commission or the tax commission having jurisdiction in the state in which Mr. Mabie resides. In the event that Mr. Mabie is entitled to a tax refund, the refund will be remitted to the SEC.

On December 14, 2010, the Company issued 400,000 shares of the Company’s common stock, initially valued at $184,000, to the special account. An additional 400,000 shares were issued to the special account on March 15, 2012 with a value of $140,560 determined based upon the 10-day average share price prior to the date of issuance.  At each reporting date, the Company revalues the shares held in the special account and adjusts the outstanding balance. Net increases and decreases in the value of the Company’s common shares held in the special account are recorded in the current period statement of operations. As of March 31, 2014 and December 31, 2013, the remaining principal balance, including the estimated taxes, to be paid was $1.4 million, based upon the Company’s valuation of the stock. For the three months ended March 31, 2014 and 2013, the net loss related to shares of the Company’s common stock held in the special account was $0 and $7,929, respectively. As of March 31, 2014 and December 31, 2013, there were 301,463 shares of the Company’s common stock held in the special account.

Note 7 – Payable for Indemnification

On February 5, 2009, the Company entered into an Indemnification Settlement Agreement with Gifford M. Mabie, founder and former Chief Executive Officer of the Company. Pursuant to the agreement, the Company agreed to indemnify Mr. Mabie for the payment of penalties, prejudgment interest and post-judgment interest to the SEC that is part of the Final Judgment, dated March 11, 2005, in SEC v. Maxxon, Inc., Gifford M. Mabie, Jr., Thomas R. Coughlin, Jr. 02-CV-975-H(J) which resulted from actions taken in good faith by Messrs. Mabie and Coughlin in the performance of duties as an officer and directors of the Company.  The payment amount stated in the Final Judgment was $1,088,067.

The agreement specifies that the Company is to periodically issue shares of its common stock to a special account for Mr. Mabie so that shares can be sold each day the market is open until the liability is satisfied.  The special account was initially funded by common stock owned by Mr. Mabie. The total number of shares sold from the special account is limited to 5% of the total trading volume each day. A percentage equal to Mr. Mabie’s federal and state tax liabilities up to a maximum of 40% will be retained by the brokerage firm administering the special account and remitted to the Internal Revenue Service and to the Oklahoma Tax Commission or the tax commission having jurisdiction in the state in which Mr. Mabie resides. In the event that Mr. Mabie is entitled to a tax refund, the refund will be remitted to the SEC.

On December 14, 2010, the Company issued 400,000 shares of the Company’s common stock, initially valued at $184,000, to the special account. An additional 400,000 shares were issued to the special account on March 15, 2012 with a value of $140,560 determined based upon the 10-day average share price prior to the date of issuance.  At each reporting date, the Company revalues the shares held in the special account and adjusts the outstanding balance. Net increases and decreases in the value of the Company’s common shares held in the special account are recorded in the current period statement of operations. As of December 31, 2013 and 2012, the remaining principal balance, including the estimated taxes, to be paid was $1.4 million and $1.3 million, respectively, based upon the Company’s valuation of the stock. For 2013 and 2012, the net loss related to shares of the Company’s common stock held in the special account was $28,278 and $63,347, respectively. As of December 31, 2013, there were 301,463 shares of the Company’s common stock held in the special account.